Description of Plan - Graded Vesting Schedule for Company Matching Contributions (Details) - MAGNERA CORPORATION 401(K) SAVINGS PLAN [Member]	12 Months Ended
Dec. 31, 2025
Description of Plan [Abstract]
Vesting Percentage, Less than 2 years	0.00%
Vesting Percentage, 2 years	25.00%
Vesting Percentage, 3 years	50.00%
Vesting Percentage, 4 years	75.00%
Vesting Percentage, 5 or more years	100.00%